COMMITMENTS AND CONTINGENCIES (Details)		9 Months Ended		12 Months Ended
	Feb. 14, 2023 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares
COMMITMENTS CONTINGENCIES [Line Items]
Maximum Number of Demands for Registration of Securities		2		2
Payments for Underwriting Expense (in Dollars)		$ 0	$ 2,070,000	$ 2,070,000
Common stock, shares issued | shares		2,155,000		2,155,000	1,725,000
Effective Excise Tax Rate		1		1
Excise tax payable		$ 530,415		$ 359,957
IPO [Member]
COMMITMENTS CONTINGENCIES [Line Items]
Units Issued During Period, Shares, New Issues (in Shares) | shares	6,000,000	6,900,000		6,900,000
Underwriting Agreement [Member]
COMMITMENTS CONTINGENCIES [Line Items]
Units Issued During Period, Shares, New Issues (in Shares) | shares		900,000		900,000
Underwriting Cash Discount Per Unit | $ / shares		$ 0.2		$ 0.2
Aggregate Underwriter Cash Discount (in Dollars)		$ 1,200,000		$ 1,200,000
Aggregate Underwriter Cash Discount Percent Of Initial Public Offering		2.00%		2.00%
Underwriting Expense, Price Per Share | $ / shares		$ 0.3		$ 0.3
Payments for Underwriting Expense (in Dollars)		$ 1,800,000		$ 1,800,000
Common stock, shares issued | shares		30,000		30,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ 2,070,000		$ 2,070,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares		34,500		34,500
Underwriting Agreement [Member] | IPO [Member]
COMMITMENTS CONTINGENCIES [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value		$ 1,380,000		$ 1,380,000
Underwriting Agreement [Member] | Sponsor [Member]
COMMITMENTS CONTINGENCIES [Line Items]
Underwriting Cash Discount Per Unit | $ / shares		$ 0.125		$ 0.125